Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Disclosure of Detailed Information of Derivative Assets
The following is a summary of the Company’s derivative assets measured at FVTPL as at December 31, 2023 and 2022:

	Note	2023	2022
Foreign exchange contracts	16(a)(i)	$18,107	$6,432
Solaris warrants	16(a)(ii)	—	29,154
Gold deliveries	7(a)	—	1,157
Other		89	—
		$18,196	$36,743

Classified and presented as:
Current		$17,700	$36,218
Non-current(1)		496	525
		$18,196	$36,743
(1)    Included in other non-current assets.
16.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(a)Derivative assets (continued)
(i)Foreign exchange contracts
The Company has implemented a foreign currency exchange risk management program to reduce its exposure to fluctuations in the value of the Brazilian Réal (“BRL” or “R$”), the Mexican Peso (“MXN”) and CAD. At December 31, 2023, the Company had in place USD:BRL, USD:MXN and USD:CAD put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options’ weighted average strike price	Put options’ weighted average strike price
Currency	Within 1 year	1-2 years
BRL	$173,500	$12,000	5.13	5.86
MXN	89,000	7,000	18.76	20.43
CAD(1)	17,204	—	1.30	1.38
(1)    USD notional amount calculated as the CAD notional amount translated using the USD:CAD spot exchange rate at December 31, 2023.
The following table summarizes the changes in the carrying amounts of the outstanding foreign exchange contracts during the years ended December 31, 2023 and 2022:

	2023	2022
Net asset (liability) – beginning of year	$4,702	$(12,061)
Settlements	(32,843)	(1,158)
Change in fair value	46,213	17,921
Net asset – end of year	$18,072	$4,702
The fair value of the outstanding foreign exchange contracts at December 31, 2023 is presented as follows:

	2023	2022
Net asset presented as:
Current derivative assets	$17,700	$6,306
Non-current derivative assets	407	126
Current derivative liabilities	(35)	(1,204)
Non-current derivative liabilities	—	(526)
	$18,072	$4,702
(ii)Solaris Warrants
The following table summarizes the changes in the Solaris Warrants outstanding during the years ended December 31, 2023 and 2022:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2021	10,218,750	$1.74
Exercised	(2,718,750)	3.24
Outstanding – December 31, 2022	7,500,000	1.20
Exercised	(7,500,000)	1.20
Outstanding – December 31, 2023	—	$—
On March 27, 2023, the Company exercised the remaining 7.5 million warrants to purchase 7.5 million common shares of Solaris at an exercise price of C$1.20 per share for total consideration of $6.7 million. The total investment of $31.7 million, which includes the carrying amount of the warrants of $25.0 million derecognized on exercise, was recognized as marketable securities measured at FVOCI.
16.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(a)Derivative assets (continued)
(ii)Solaris Warrants (continued)
During the year ended December 31, 2022, the Company exercised 2.7 million warrants to purchase 2.7 million common shares of Solaris at a weighted average exercise price of $3.24 per share for total consideration of $6.7 million. The total investment of $15.9 million, which includes the fair value of the warrants of $9.2 million derecognized on exercise, was recognized as marketable securities measured at FVOCI.
The following table summarizes the changes in the carrying amounts of the outstanding Solaris Warrants during the years ended December 31, 2023 and 2022:

	2023	2022
Balance – beginning of year	$29,154	$122,919
Change in fair value	(4,138)	(84,604)
Exercised	(25,016)	(9,161)
Balance – end of year	$—	$29,154

Disclosure of Detailed Information of Derivative Liabilities
The following is a summary of the Company’s derivative liabilities at December 31, 2023 and 2022:

	Note	2023	2022
Foreign exchange contracts	16(a)(i)	$35	$1,730
Gold contracts	16(b)(i)	4,009	—
Power purchase agreement	16(b)(ii)	4,420	—
Contingent consideration – Greenstone	16(b)(iii)	11,279	8,280
i-80 Gold warrant liability	10(b)	168	—
Equinox Gold warrant liability	16(b)(iv)	—	695
		$19,911	$10,705

Classified and presented as:
Current		$8,829	$1,899
Non-current		11,082	8,806
		$19,911	$10,705
(i)Gold contracts
During the year ended December 31, 2023, the Company entered into gold collar contracts with a weighted average put and call strike price of $1,929 and $2,127, respectively, per ounce for a total notional quantity of 253,608 ounces over the terms of the contracts. At December 31, 2023, the Company had 112,124 ounces remaining under the contracts which will be settled within one year of the reporting date with a weighted average put and call strike price of $1,954 and $2,166, respectively, per ounce.
On March 24, 2023 and June 23, 2023, concurrent with the Gold Prepay Transactions (note 14(b)), the Company entered into financial swap agreements for gold bullion whereby the Company will receive $2,170 and $2,109 per ounce in exchange for paying the spot price for 1,290 and 264 ounces per month, respectively, from October 2024 to July 2026.
In 2022, the Company had gold collar contracts that were assumed as part of a prior period acquisition with a weighted average put and call strike price of $1,325 and $1,425, respectively, per ounce for 3,750 ounces per month to September 2022. The Company also assumed forward contracts with a weighted average fixed gold price of $1,350 per ounce for 4,583 ounces per month to September 2022. At December 31, 2022, the Company had no ounces remaining to be delivered under these gold contracts.
16.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(i)Gold contracts (continued)
The following table summarizes the changes in the carrying amounts of the outstanding gold contracts during the years ended December 31, 2023 and 2022:

	2023	2022
Balance – beginning of year	$—	$33,336
Change in fair value	3,201	(341)
Settlements	808	(32,995)
Balance – end of year	$4,009	$—
The fair value of the outstanding gold contracts at December 31, 2023 was a liability of $4.0 million (2022 – nil), of which $2.3 million is included in current derivative liabilities and $1.7 million is included in non-current derivative liabilities.
In January 2024, the Company entered into gold collar contracts with a weighted average put and call strike price of $2,000 and $2,201, respectively, per ounce for a total notional quantity of 43,000 ounces over the period from February 2024 to December 2024.
(ii)Power purchase agreement
In August 2022, the Company entered into a power purchase agreement for the delivery of 14.6 megawatts (“MW”) of power per hour to Santa Luz over a period of 10 years, commencing January 2023, at fixed prices, ranging from R$166.0 to R$252.0 per MW, subject to adjustments for inflation. Effective April 1, 2023, the Company accounts for the contract as a derivative financial instrument (note 4(a)(v)).
At December 31, 2023, the fair value of the power purchase derivative liability was $4.4 million (2022 – nil), of which $2.3 million is included in current derivative liabilities and $2.1 million is included in non-current derivative liabilities. During the year ended December 31, 2023, the Company recognized a loss of $4.4 million (2022 – nil) on revaluation of the derivative liability within other income (expense).
(iii)Contingent consideration - Greenstone
As part of the consideration for the Company’s acquisition of an additional 10% interest in Greenstone in April 2021, the Company assumed a contingent payment obligation to deliver approximately 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, after each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces from Greenstone.

The fair value of the contingent consideration derivative liability at December 31, 2023 was $11.3 million (2022 – $8.3 million). Of the $11.3 million, $4.0 million is included in current derivative liabilities and $7.3 million is included in non-current derivative liabilities. During the year ended December 31, 2023, the Company recognized a loss of $3.0 million (2022 – $1.7 million) on revaluation of the derivative liability within other income (expense).
(iv)Equinox Gold warrant liability
At December 31, 2022, the Company had 0.6 million share purchase warrants outstanding, with each warrant exercisable into one common share of Equinox Gold and one-quarter of a common share of Solaris at an exercise price of C$5.30 until May 2023. Under the terms of the warrants, Equinox Gold received nine-tenths of the proceeds from exercise of the warrants, with the remaining proceeds paid to Solaris.
Due to the CAD denominated exercise price, the warrants were accounted for as derivative financial liabilities measured at FVTPL.
16.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(iv)Equinox Gold warrant liability (continued)
The following table summarizes the changes in the Company’s share purchase warrants outstanding during the years ended December 31, 2023 and 2022:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2021	1,669,517	$8.69
Exercised	(405,164)	10.27
Expired	(662,000)	10.81
Outstanding – December 31, 2022	602,353	5.30
Exercised	(602,353)	5.30
Outstanding – December 31, 2023	—	$—
The changes in the carrying amounts of the Company’s outstanding share purchase warrants during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Balance – beginning of year	$695	$5,177
Change in fair value	766	(3,879)
Exercised	(1,461)	(603)
Balance – end of year	$—	$695
(v)Solaris warrant liability
In connection with the sale of the Company’s partial interest in Solaris in April 2021, the Company granted 5.0 million share purchase warrants to the buyer, with each warrant exercisable into one common share of Solaris held by the Company at a price of C$10.00 per share until April 28, 2022. The warrants were accounted for as derivative financial liabilities measured at FVTPL.
On April 20, 2022, all the outstanding warrants were exercised. The Company received $40.1 million on exercise of the warrants and derecognized the carrying amounts of the marketable securities and Solaris warrant liability of $56.4 million and $16.3 million, respectively.
The following table summarizes the changes in the carrying amounts of the Company’s Solaris warrant liability during the year ended December 31, 2022:

2022
Balance – beginning of year	$27,697
Change in fair value	(11,384)
Exercised	(16,313)
Balance – end of year	$—